Purchased Loans - Aging Analysis of Past Due Loans, Segregated by Class (Detail) - Financial Asset Acquired with Credit Deterioration [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 1,617
Total Past Due Loans	1,617
Current Loans	62,165
Total Gross Loans	63,782
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	733
Total Past Due Loans	733
Current Loans	53,483
Total Gross Loans	54,216
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	332
Total Past Due Loans	332
Current Loans	5,821
Total Gross Loans	6,153
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	0
Current Loans	520
Total Gross Loans	520
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	401
Total Past Due Loans	401
Current Loans	22,905
Total Gross Loans	23,306
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	0
Total Past Due Loans	0
Current Loans	24,237
Total Gross Loans	24,237
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	849
Total Past Due Loans	849
Current Loans	7,777
Total Gross Loans	8,626
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	849
Total Past Due Loans	849
Current Loans	7,022
Total Gross Loans	7,871
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	0
Current Loans	755
Total Gross Loans	755
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	35
Total Past Due Loans	35
Current Loans	905
Total Gross Loans	940
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	35
Total Past Due Loans	35
Current Loans	905
Total Gross Loans	940
Loans 90 or more Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0
Loans 90 or more Days Past Due [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 0